[THE AMERICAN FUNDS GROUP(R)]


ICA
THE INVESTMENT COMPANY OF AMERICA

1998 SEMI-ANNUAL REPORT

 For the six months ended June 30



[cover: a yellow table graph depicting S&P 500 from year 1968 to 1982. A turquoise table graph depicting S&P 500 from year 1983 to 1997.]

ICA(SM)


The Investment Company of America(R) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

ICA is one of the 28 mutual funds in The American Funds Group,(R) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.


About Our Cover:

Charting Standard & Poor's 500 Composite Index shows the contrasting markets of the first and last half of the 30-year period from the beginning of 1968 to the end of 1997. (From the 1997 ICA annual report.)


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1998, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods - 10 years: 337.51%, or 15.90% a year; 5 years: 130.41%, or 18.17% a year; 12 months: 17.22%. The fund's 30-day yield as of July 31, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 1.49%.


THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.


FELLOW SHAREHOLDERS

Once again ICA's first-half gain reached double-digit proportions, reflecting continuation of the phenomenal stock market trend of the previous three years. In the six months ended June 30, 1998, the value of your investment in the fund rose 13.12%, assuming reinvestment of the capital gain distribution of 33 cents a share paid in March and income dividends of 12 cents each paid in March and June. If you took the income dividends in cash, they represented an income return of .85% and your investment increased 12.24%.


Both the fund and the overall stock market as measured by the unmanaged Standard & Poor's 500 Composite Index posted most of their gains in the first three months of the year. The S&P 500 Index returned 17.67% for the half year. The Lipper Growth & Income Fund Index gained 11.62%.


The gain for the S&P 500 reflected the popularity of a short list of big company stocks. A recent Wall Street Journal article pointed out that through July 9, the 50 largest companies in the S&P 500 had risen 29.9% this year while the other 450 were up just 10.4%. ICA has continued to pursue its long-term investment approach, identifying values rather than following the crowd. That approach has served the fund well over its nearly 65 years, producing a lifetime annualized compound total return of 13.64%* against 12.29% for the S&P
500. It has also moderated the fund's declines during most periods when overall stock prices have fallen. It is good to remember that markets do fall, and that ICA's first-half return is close to its long-term average for a full year.


Focusing on value resulted in some significant gains during the six months, particularly as a result of merger activity. ICA added to its already large holding in Chrysler in 1997. With the announced merger into Daimler-Benz, Chrysler's stock was up 60.2% for the 1998 first half.


Early this year, William C. Newton expressed his desire to step aside as president, a position he has held since 1985. Bill was only the fifth senior officer (chairman or president) in ICA's history. He will continue as a director and as a portfolio counselor, a role he first assumed in 1965.


ICA's directors elected R. Michael Shanahan president. Mike has been with Capital Research and Management Company, the fund's investment adviser, since 1965 and is its chairman. James W. Ratzlaff, executive vice president, was elected vice chairman. He has been with Capital for 29 years.


Sincerely,


/S/ Jon B. Lovelace, Jr.


Jon B. Lovelace, Jr.
Chairman of the Board
August 14, 1998


*From 1/1/34

INVESTMENT PORTFOLIO - June 30, 1998
------------------------------------                      ----------
                                                          Percent of
Largest Investment Categories                             Net Assets
------------------------------------                      ----------
Services                                                      21.91%
Finance                                                        17.31
Consumer Goods                                                 15.50

------------------------------------                      ----------
                                                          Percent of
Largest Individual Holdings                               Net Assets
------------------------------------                      ----------
Philip Morris                                                  2.67%
Fannie Mae                                                      2.64
Time Warner                                                     2.31
Pfizer                                                          2.19
Viacom                                                          1.74
Warner-Lambert                                                  1.51
Royal Dutch Petroleum                                           1.49
AT&T                                                            1.41
Chrysler                                                        1.21
DuPont                                                          1.21

------------------------------------                      ----------

                                                          Percent of
Largest Industry Holdings                                 Net Assets
------------------------------------                      ----------
Banking                                                        8.53%
Health & Personal Care                                          7.78
Telecommunications                                              7.23
Broadcasting & Publishing                                       6.42
Energy Sources                                                  6.39




COMPANIES WHOSE EQUITY SECURITIES WERE
ADDED TO OR ELIMINATED FROM THE PORTFOLIO LISTING

------------------------------------
Companies appearing in the portfolio listing
 since December 31, 1997
------------------------------------
Ameren
Amgen
Ascend Communications
Associates First Capital
Bay Networks
Boston Scientific
Comcast
Ericsson
Microsoft
Praxair
Rio Tinto
Solutia
UNOVA
Wells Fargo


------------------------------------------
Companies eliminated from the portfolio listing
 since December 31, 1997
------------------------------------------
Anheuser-Busch
Bank of New York
Digital Equipment
Dresser Industries
Eastman Chemical
Gillette
Hoechst
Honda Motor
Humana
Johnson & Johnson
J.P. Morgan
Kellogg
Mattel
New York Times
Pennzoil
SmithKline Beecham
Tenneco
Tribune
Union Electric
Union Pacific Resources Group


THE INVESTMENT COMPANY OF AMERICA
INVESTMENT PORTFOLIO, June 30, 1998
------------------------------------------                                                Unaudited
Equity Securities                                                               Market      Percent
------------------------------------------                   Number of           Value       of Net
Energy                                                          Shares      (millions)       Assets
------------------------------------------                  ----------      ----------   ----------
Energy Sources-6.39%
Amoco Corp.                                                  4,600,000      $  191.475         0.42%
Atlantic Richfield Co.                                       2,350,000         183.594          .40
British Petroleum Co. PLC (ADR)                                900,000          79.425          .17
Broken Hill Proprietary Co. Ltd.                             3,857,507          32.662          .07
Chevron Corp.                                                3,450,000         286.566          .63
Elf Aquitaine (ADR)                                          3,000,000         213.000          .47
Exxon Corp.                                                    800,000          57.050          .13
Kerr-McGee Corp.                                               860,600          49.807          .11
Mobil Corp.                                                  1,600,000         122.600          .27
Murphy Oil Corp.                                             2,175,000         110.245          .24
Phillips Petroleum Co.                                       3,900,000         187.931          .41
Royal Dutch Petroleum Co.
 (New York Registered Shares)                               12,400,000         679.675         1.49
Texaco Inc.                                                  4,000,000         238.750          .52
TOTAL, Class B                                               1,359,340         176.616
TOTAL, Class B (ADR)                                         2,133,520         139.479          .70
Unocal Corp.                                                 2,200,000          78.650          .17
USX-Marathon Group                                           2,500,000          85.781          .19
Utilities: Electric & Gas-0.88%
Ameren Corp.                                                   600,000          23.850          .05
American Electric Power Co., Inc.                            1,500,000          68.063          .15
Duke Energy Corp.                                              828,140          49.067          .11
Florida Progress Corp.                                         400,000          16.450          .04
GPU, Inc.                                                    2,000,000          75.625          .17
MarketSpan Corp. (formerly Long Island Lighting Co.)         2,816,000          84.304          .18
Southern Co.                                                 3,000,000          83.063          .18
                                                                             ---------    ---------
                                                                             3,313.728         7.27
                                                                             ---------    ---------
------------------------------------------
Materials
------------------------------------------
Chemicals-2.94%
Air Products and Chemicals, Inc.                             3,870,000         154.800          .34
E.I. du Pont de Nemours and Co.                              7,385,200         551.121         1.21
Imperial Chemical Industries PLC (ADR)                       1,800,000         116.100          .25
Monsanto Co.                                                 7,124,300         398.070          .87
Praxair, Inc.                                                2,485,900         116.371          .25
Solutia Inc.                                                   210,000           6.024          .02
Forest Products & Paper-2.51%
Champion International Corp.                                 1,950,000          95.916          .21
Fort James Corp.                                             5,800,000         258.100          .57
Georgia-Pacific Corp., Georgia-Pacific Group                 4,575,000         269.639          .59
Georgia-Pacific Corp., Timber Group                          3,250,000          74.953          .16
International Paper Co.                                      1,500,000          64.500          .14
Louisiana-Pacific Corp.                                      2,900,000          52.925          .12
Union Camp Corp.                                             1,530,000          75.926          .17
Weyerhaeuser Co.                                             5,450,000         251.722          .55
Metals: Nonferrous-0.71%
Aluminum Co. of America                                      1,800,000         118.688          .26
Freeport-McMoRan Copper & Gold Inc., Class B                 2,200,000          33.413          .07
Inco Ltd.                                                    2,300,000          31.338          .07
Phelps Dodge Corp.                                           1,496,300          85.570          .19
Rio Tinto PLC                                                1,652,835          18.629          .04
WMC Ltd.                                                    11,500,000          34.667          .08
Metals: Steel-0.07%
USX-U.S. Steel Group                                         1,000,000          33.000          .07
                                                                             ---------       ------
                                                                             2,841.472         6.23
                                                                             ---------       ------
------------------------------------------
Capital Equipment
------------------------------------------
Aerospace & Military Technology-1.33%
Boeing Co.                                                   2,520,000         112.298          .25
General Motors Corp., Class H (1)                            2,653,600         125.051          .27
Raytheon Co., Class A                                        2,310,305         133.131
Raytheon Co., Class B                                        1,700,000         100.513          .51
Sundstrand Corp.                                             1,212,600          69.421          .15
United Technologies Corp.                                      720,000          66.599          .15
Data Processing & Reproduction-4.65%
Ascend Communications, Inc. (1)                              2,366,200         117.273          .26
Cisco Systems, Inc. (1)                                      1,800,000         165.713          .36
Computer Associates International, Inc.                      1,795,000          99.735          .22
Fujitsu Ltd.                                                 6,223,000          65.789          .14
Hewlett-Packard Co.                                          3,800,000         227.525          .50
International Business Machines Corp.                        4,434,600         509.148         1.12
Microsoft Corp. (1)                                          2,000,000         216.750          .48
Oracle Corp. (1)                                            20,643,750         507.062         1.11
3Com Corp. (1)                                               2,600,000          79.788          .17
Xerox Corp.                                                  1,300,000         132.113          .29
Electrical & Electronic-0.94%
Emerson Electric Co.                                           335,000          20.226          .04
Lucent Technologies Inc.                                     1,200,000          99.825          .22
Siemens AG                                                   1,800,000         109.906          .24
Telefonaktiebolaget LM Ericsson, Class B (ADR)               7,000,000         200.375          .44
Electronic Components-2.47%
AMP Inc.                                                       600,000          20.625          .05
Bay Networks, Inc. (1)                                       7,536,200         243.042          .53
Intel Corp.                                                  4,250,000         315.031          .69
Micron Technology, Inc. (1)                                  8,300,000         205.944          .45
Texas Instruments Inc.                                       5,940,000         346.376          .75
Energy Equipment-1.16%
Halliburton Co.                                                654,600          29.171          .06
Schlumberger Ltd.                                            6,400,000         437.199          .96
Western Atlas Inc. (1)                                         750,000          63.656          .14
Industrial Components-0.52%
Dana Corp.                                                   1,821,500          97.450          .21
Genuine Parts Co.                                              750,000          25.922          .07
Goodyear Tire & Rubber Co.                                     650,000          41.884          .09
Rockwell International Corp.                                 1,460,000          70.172          .15
Machinery & Engineering-2.06%
Caterpillar Inc.                                             6,460,000         341.572          .75
Cummins Engine Co., Inc. (2)                                 1,041,800          53.392
Cummins Engine Co., Inc. (2,3)                                 958,200          49.108          .23
Deere & Co.                                                  5,050,000         267.019          .59
Ingersoll-Rand Co.                                           2,100,000          92.531          .20
Parker Hannifin Corp.                                        2,210,000          84.256          .18
UNOVA Inc. (1)                                               2,100,000          45.151          .11
                                                                             ---------       ------
                                                                             5,987.742        13.13
                                                                             ---------       ------
------------------------------------------
Consumer Goods
------------------------------------------
Appliances & Household Durables-0.23%
Newell Co.                                                   2,106,600         104.935          .23
Automobiles-2.24%
Chrysler Corp.                                               9,800,000         552.475         1.21
Ford Motor Co.                                               4,100,000         241.900          .53
General Motors Corp.                                         3,413,000         228.031          .50
Beverages & Tobacco-3.90%
PepsiCo, Inc.                                                4,407,100         181.517          .40
Philip Morris Companies Inc.                                30,900,000       1,216.687         2.67
RJR Nabisco Holdings Corp.                                  11,135,000         264.456          .58
Seagram Co. Ltd.                                             2,800,000         114.625          .25
Food & Household Products-1.18%
Archer Daniels Midland Co.                                   3,150,000          61.031          .13
Bestfoods                                                    1,950,000         113.222          .25
General Mills, Inc.                                          1,600,000         109.400          .24
Nestle SA                                                       40,000          85.692          .19
Procter & Gamble Co.                                           900,000          81.956          .18
Unilever NV (New York Registered Shares)                     1,114,400          87.968          .19
Health & Personal Care-7.78%
Abbott Laboratories                                          3,000,000         122.625          .27
Amgen Inc. (1)                                                 900,000          58.838          .13
Avon Products, Inc.                                          1,345,200         104.253          .23
Boston Scientific Corp. (1)                                    851,700          61.003          .13
Bristol-Myers Squibb Co.                                     1,600,000         183.900          .40
Eli Lilly and Co.                                            4,402,600         290.847          .64
Merck & Co., Inc.                                            3,000,000         401.250          .88
Pfizer Inc                                                   9,200,000         999.925         2.19
Pharmacia & Upjohn, Inc.                                     3,247,500         149.791          .33
Schering-Plough Corp.                                        3,175,600         290.964          .64
Warner-Lambert Co.                                           9,900,000         686.812         1.51
Zeneca Group PLC                                             4,450,900         191.154
Zeneca Group PLC (ADR)                                          99,000           4.344          .43
Recreation & Other Consumer Products-0.17%
Eastman Kodak Co.                                            1,100,000          80.369          .17
                                                                             ---------       ------
                                                                             7,069.970        15.50
                                                                             ---------       ------
------------------------------------------
Services
------------------------------------------
Broadcasting & Publishing-6.42%
Comcast Corp., Class A, special stock                          840,000          34.099          .07
Dow Jones & Co., Inc.                                        2,500,000         139.375          .31
Houston Industries Inc., 7.00% ACES convertible prefer         500,000          37.250          .08
Tele-Communications, Inc., Series A,
 Liberty Media Group (1)                                    12,417,187         481.942         1.06
Tele-Communications, Inc., Series A,
 TCI Group (1)                                              10,050,000         386.297          .85
Time Warner Inc.                                            12,350,000       1,055.153         2.31
Viacom Inc., Class A (1)                                     1,134,100          66.345
Viacom Inc., Class B (1)                                    12,450,000         725.213         1.74
Business & Public Services-2.92%
Browning-Ferris Industries, Inc.                               900,000          31.275          .07
Cendant Corp. (1)                                           19,182,100         400.426          .88
Columbia/HCA Healthcare Corp.                                7,518,700         218.982          .48
Electronic Data Systems Corp.                                2,415,000          96.600          .21
FDX Corp. (formerly Federal Express Corp.) (1)               1,435,000          90.046          .20
Interpublic Group of Companies, Inc.                         2,619,750         158.986          .35
United HealthCare Corp.                                      1,000,000          63.500          .14
Waste Management, Inc.                                       7,700,000         269.500          .59
Leisure & Tourism-1.23%
Walt Disney Co.                                              4,200,000         441.263          .97
McDonald's Corp.                                             1,722,300         118.839          .26
Merchandising-3.31%
AutoZone, Inc. (1)                                           2,640,000          84.315          .18
Dillard's Inc.                                               2,100,000          87.019          .19
Limited Inc.                                                 7,164,700         237.331          .52
Lowe's Companies, Inc.                                       7,000,000         283.938          .62
May Department Stores Co.                                    1,800,000         117.900          .26
J.C. Penney Co., Inc.                                        2,399,700         173.528          .38
Venator Group Inc. (formerly Woolworth Corp.) (1)            5,800,000         110.925          .24
Wal-Mart Stores, Inc.                                        6,800,000         413.100          .92
Telecommunications-7.23%
AirTouch Communications (1)                                  5,560,600         324.947          .71
Ameritech Corp.                                              8,544,600         383.439          .84
AT&T Corp.                                                  11,226,600         641.320         1.41
MCI Communications Corp.                                     6,975,000         405.422          .89
SBC Communications Inc.                                      1,800,000          72.000          .16
Sprint Corp.                                                 7,350,000         518.175         1.14
Tele-Communications, Inc., Series A,
 TCI Ventures Group (1)                                     11,863,200         238.005          .52
Telefonica SA (ADR)                                          1,900,000         264.219          .58
Telefonos de Mexico, SA de CV, Class L (ADR)                 3,057,400         146.946          .32
U S WEST, Inc.                                               3,100,000         145.700          .32
Vodafone Group PLC (ADR)                                     1,193,000         156.065          .34
Transportation: Airlines-0.59%
AMR Corp. (1)                                                2,500,000         208.125          .46
Delta Air Lines, Inc.                                          471,050          60.883          .13
Transportation: Rail & Road-0.21%
Union Pacific Corp.                                          2,279,200         100.569          .21
                                                                             ---------       ------
                                                                             9,988.962        21.91
                                                                             ---------       ------
------------------------------------------
Finance
------------------------------------------
Banking-8.53%
H.F. Ahmanson & Co.                                          2,400,000         170.399          .37
Banc One Corp.                                               3,520,000         196.459          .43
BankAmerica Corp.                                            6,200,000         535.913         1.18
Bankers Trust New York Corp.                                 1,077,400         125.046          .27
Chase Manhattan Corp.                                        7,200,000         543.600         1.19
Citicorp                                                       500,000          74.625          .16
Comerica Inc.                                                1,100,000          72.875          .16
First Chicago NBD Corp.                                        800,000          70.899          .16
First Union Corp.                                            8,455,000         492.504         1.08
Fleet Financial Group, Inc.                                    600,000          50.100          .11
KeyCorp                                                      5,500,000         195.938          .43
National City Corp.                                          1,000,000          71.000          .16
Norwest Corp.                                                2,500,000          93.438          .20
PNC Bank Corp.                                               1,200,000          64.575          .14
Toronto-Dominion Bank                                        3,580,000         162.118          .36
U.S. Bancorp                                                 2,831,250         121.744          .27
Wachovia Corp.                                                 900,000          76.050          .17
Washington Mutual, Inc.                                     10,525,000         457.180         1.00
Wells Fargo & Co.                                              850,000         313.650          .69
Financial Services-5.39%
Associates First Capital Corp., Class A                      1,074,548          82.606          .18
Fannie Mae                                                  19,796,800       1,202.656         2.64
Freddie Mac                                                  7,700,000         362.381          .79
Household International, Inc.                                9,000,000         447.750          .98
SLM Holding Corp.                                            7,357,000         360.493          .80
Insurance-3.39%
Aetna Inc.                                                   1,620,000         123.323          .27
Allstate Corp.                                               2,113,000         193.472          .42
American General Corp.                                       1,710,000         121.731          .27
American International Group, Inc.                           2,733,750         399.128          .88
CIGNA Corp.                                                    600,000          41.400          .09
General Re Corp.                                             1,217,800         308.712          .68
Lincoln National Corp.                                       1,050,000          95.944          .21
SAFECO Corp.                                                 1,600,000          72.700          .16
St. Paul Companies, Inc.                                     4,480,000         188.440          .41
                                                                             ---------       ------
                                                                             7,888.849        17.31
                                                                             ---------       ------
------------------------------------------
Other
------------------------------------------
Multi-Industry-0.68%
AlliedSignal Inc.                                            2,700,000         119.812          .26
Canadian Pacific Ltd. (1)                                    2,300,000          65.262          .14
Minnesota Mining and Manufacturing Co.                         120,000           9.862          .02
Textron Inc.                                                 1,600,000         114.700          .26
Gold Mines -0.52%
Barrick Gold Corp.                                           4,400,000          84.425          .19
Newmont Mining Corp.                                         3,500,000          82.687          .18
Placer Dome Inc.                                             6,000,000          70.500          .15
Miscellaneous-3.48%
Equity securities in initial period of                                       1,591.630
 acquisition                                                                                   3.48
                                                                             ---------       ------
                                                                             2,138.878         4.68
                                                                             ---------       ------
Total Equity Securities (cost: $21,116.534
 million)                                                                   39,229.601         86.03
                                                                             ---------       ------
                                                             Principal
------------------------------------------                      Amount
Bonds & Notes                                               (millions)
------------------------------------------                   ---------
U.S. Treasuries-2.23%
5.875% July 1999                                              $250.000         250.898          .55
6.00% August 1999                                              250.000         250.273          .55
5.625% October 1999                                            250.000         251.133          .55
5.875% November 1999                                           250.000         251.290          .55
11.625% November 2004                                           10.000          13.222          .03
                                                                             ---------       ------
Total Bonds & Notes (cost: $1,009.547 million)                               1,016.816         2.23
                                                                             ---------       ------
Total Investment Securities (cost: $22,126.081
 million)                                                                   40,246.417        88.26
                                                                             ---------       ------
------------------------------------------
Short-Term Securities
------------------------------------------
U.S. Treasuries and Other Federal Agencies-7.00%
Treasury Notes 4.75%-8.875% due 8/31-12/31/98                  875.000         875.352         1.92
Treasury Bills 5.23% due 8/20/98                                90.800          90.191          .20
Fannie Mae 5.33%-5.45% due 7/17-9/25/98                        424.752         421.775          .92
Federal Home Loan Banks 5.37%-5.40%
 due 7/17-9/25/98                                              755.714         749.111         1.64
Freddie Mac 5.38%-5.45% due 7/1-10/6/98                      1,003.245         995.014         2.18
International Bank for Reconconstruction and Development
 5.33% due 8/19/98                                              65.000          64.508          .14
Corporate Short-Term Notes-4.72%
American Express Credit Corp. 5.10%-5.50%
 due 7/31-9/17/98                                               90.000          89.385          .20
American General Finance Corp. 5.10%-5.50%
 due 7/21-8/5/98                                                60.800          60.573          .13
Ameritech Corp. 5.49% due 8/11-8/12/98 (3)                      70.000          69.544          .15
Amoco Co. 5.44%-5.47% due 7/9-7/30/98                           61.100          60.950          .13
Atlantic Richfield Co. 5.42%-5.48% due 7/9-7/13/98              95.000          94.842          .21
Bell Atlantic Financial Services, Inc. 5.48%-5.53%
 due 7/7-7/27/98                                                84.500          84.343          .19
BellSouth Telecommunications, Inc. 5.46%-5.48%
 due 7/23-9/11/98                                               92.000          91.301          .20
Campbell Soup Co. 5.48%-5.485% due 7/23-7/31/98                 69.700          69.395          .15
Coca-Cola Co. 5.47%-5.50% due 7/21-9/15/98                     121.500         120.636          .27
E.I. du Pont de Nemours and Co. 5.47%-5.50%
 due 7/22-8/17/98                                              109.700         109.098          .24
Duke Energy Corp. 5.47%-5.48% due 7/14-8/27/98                  84.000          83.515          .18
Emerson Electric Co. 5.46%-5.52% due 8/13-9/28/98               98.000          96.995          .21
Ford Motor Credit Co. 5.48%-5.51% due 7/8-9/11/98              119.700         118.826          .26
General Electric Capital Corp. 5.51%-5.53%
 due 8/3-9/14/98                                               138.500         137.342          .30
Gillette Co. 5.47% due 8/24-8/25/98 (3)                         60.000          59.488          .13
H.J. Heinz Co. 5.49%-5.52% due 7/7-8/11/98                     102.800         102.476          .23
IBM Credit Corp. 5.47%-5.60% due 7/2-8/4/98                     89.800          89.499          .20
Kimberly-Clark Corp. 5.48% due 7/28-7/30/98 (3)                 41.600          41.416          .09
Lucent Technologies Inc. 5.46%-5.49% due 7/6-8/24/98            90.600          90.242          .20
Minnesota Mining and Manufacturing Co. 5.44%-5.48%
 due 7/16-8/20/98                                               63.300          62.982          .14
Monsanto Co. 5.46%-5.49% due 7/7-7/23/98                        33.900          33.802
Monsanto Co. 5.50%-5.52% due 7/16-8/24/98 (3)                   30.000          29.807          .14
Motorola, Inc. 5.48%-5.50% due 7/14-9/25/98                     83.300          82.616          .18
Procter & Gamble Co. 5.48%-5.50% due 7/22-8/21/98              108.400         107.846          .24
Shell Oil Co. 5.46%-5.47% due 7/16-7/29/98                      74.200          73.933          .16
Xerox Corp. 5.47%-5.51% due 7/2-8/26/98                         88.200          87.597          .19
Total Short-Term Securities
 (cost: $5,346.301 million)                                                  5,344.400        11.72
Excess of cash and receivables over payables                                     9.757          .02
                                                                             ---------       ------
Total Short-Term Securities, Cash and Receivables,
 Net of Payables                                                             5,354.157        11.74
                                                                           -----------    ---------

Net Assets                                                                 $45,600.574       100.00%
                                                                          ============    =========


(1) Non-income-producing securities.
(2) The fund owns 5.21% of the outstanding voting securities of Cummins Engine Co., which represents investment in an affiliate as defined in the Investment
 Company Act of 1940.
(3) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.



ADR = American Depositary Receipts
See Notes to Financial Statements

The Investment Company of America                                    Unaudited
-----------------------------------------             ---------      ---------
Statement of Assets and Liabilities                                (dollars in
at June 30, 1998                                                     millions)
----------------------------------------              ---------      ---------
Assets:
Investment securities at market
 (cost: $22,126.081)                                               $40,246.417
Short-term securities at market
 (cost: $5,346.301)                                                  5,344.400
Cash                                                                      .387
Receivables for-
 Sales of investments                                  $ 94.306
 Sales of fund's shares                                 859.117
 Dividends and accrued interest                          81.836      1,035.259
                                                      ---------      ---------
                                                                    46,626.463
Liabilities:
Payables for-
 Purchases of investments                               906.782
 Repurchases of fund's shares                           101.240
 Management services                                      9.362
 Accrued expenses                                         8.505      1,025.889
                                                      ---------      ---------
Net Assets at June 30, 1998-
 Equivalent to $31.36 per share on
 1,453,987,752 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--2,000,000,000 shares)                              $45,600.574
                                                                 =============

                                                                     Unaudited
Statement of Operations                                            (dollars in
for the six months ended June 30, 1998                               millions)
-----------------------------------------             ---------      ---------
Investment Income:
Income:
 Dividends                                             $313.668
 Interest                                               162.287    $   475.955
                                                      ---------
Expenses:
 Management services fee                                 53.741
 Distribution expenses                                   49.181
 Transfer agent fee                                      11.272
 Reports to shareholders                                  1.690
 Registration statement and
  prospectus                                              1.642
 Postage, stationery and supplies                         3.662
 Directors' fees                                           .207
 Auditing and legal fees                                   .096
 Custodian fee                                             .287
 Taxes other than federal income tax                       .365
 Other expenses                                            .162        122.305
                                                      ---------      ---------
 Net investment income                                                 353.650
                                                                     ---------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                   2,075.817
 Net increase in unrealized
  appreciation on investments                                        2,787.687
                                                                     ---------
  Net realized gain and increase in
   unrealized appreciation on investments                            4,863.504
                                                                     ---------
Net Increase in Net Assets Resulting
 from Operations                                                   $ 5,217.154
                                                                  ============



----------------------------------------                         -------------
                                                                   (dollars in
                                                                     millions)
                                                     Six months
                                                          ended     Year ended
Statement of Changes in Net Assets                     6/30/98*       12/31/97
-----------------------------------------         -------------  -------------
Operations:
Net investment income                               $   353.650    $   678.160
Net realized gain on investments                      2,075.817      3,800.223
Net increase in unrealized
 appreciation on investments                          2,787.687      4,685.662
                                                   ------------   ------------
 Net increase in net assets
  resulting from operations                           5,217.154      9,164.045
                                                    -----------   ------------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net investment income                   (340.223)      (639.699)
Distributions from net realized
 gain on investments                                   (464.844)    (3,345.342)
                                                     ----------     ----------
 Total dividends and distributions                     (805.067)    (3,985.041)
                                                     ----------     ----------
Capital Share Transactions:
Proceeds from shares sold: 103,920,406
 and 142,732,538 shares, respectively                 3,167.453      3,966.602
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 24,525,036 and 132,253,234
 shares, respectively                                   738.754      3,660.294
Cost of shares repurchased: 80,361,655
 and 143,511,101 shares, respectively                (2,435.393)    (3,963.699)
                                                     ----------     ----------
 Net increase in net assets resulting from
  capital share transactions                          1,470.814      3,663.197
                                                     ----------     ----------
Total Increase in Net Assets                          5,882.901      8,842.201

Net Assets:
Beginning of period                                  39,717.673     30,875.472
                                                     ----------     ----------
End of period (including undistributed
 net investment income: $333.717
 and $320.290, respectively)                        $45,600.574    $39,717.673
                                                   ============   ============



* Unaudited

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS


1. THE INVESTMENT COMPANY OF AMERICA, INC. (THE "FUND") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AN OPEN-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY. THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME, PLACING GREATER EMPHASIS ON FUTURE DIVIDENDS THAN ON CURRENT INCOME. THE FOLLOWING PARAGRAPHS SUMMARIZE THE SIGNIFICANT ACCOUNTING POLICIES CONSISTENTLY FOLLOWED BY THE FUND IN THE PREPARATION OF ITS FINANCIAL STATEMENTS:


  EQUITY SECURITIES, INCLUDING DEPOSITARY RECEIPTS, ARE VALUED AT THE LAST REPORTED SALE PRICE ON THE EXCHANGE OR MARKET ON WHICH SUCH SECURITIES ARE TRADED, AS OF THE CLOSE OF BUSINESS ON THE DAY THE SECURITIES ARE BEING VALUED OR, LACKING ANY SALES, AT THE LAST AVAILABLE BID PRICE. IN CASES WHERE EQUITY SECURITIES ARE TRADED ON MORE THAN ONE EXCHANGE, THE SECURITIES ARE VALUED ON THE EXCHANGE OR MARKET DETERMINED BY THE INVESTMENT ADVISER TO BE THE BROADEST AND MOST REPRESENTATIVE MARKET, WHICH MAY BE EITHER A SECURITIES EXCHANGE OR THE OVER-THE-COUNTER MARKET. FIXED-INCOME SECURITIES ARE VALUED AT PRICES OBTAINED FROM A PRICING SERVICE, WHEN SUCH PRICES ARE AVAILABLE; HOWEVER, IN CIRCUMSTANCES WHERE THE INVESTMENT ADVISER DEEMS IT APPROPRIATE TO DO SO, SUCH SECURITIES WILL BE VALUED AT THE MEAN QUOTED BID AND ASKED PRICES OR AT PRICES FOR SECURITIES OF COMPARABLE MATURITY, QUALITY AND TYPE. SECURITIES WITH ORIGINAL MATURITIES OF ONE YEAR OR LESS HAVING 60 DAYS OR LESS TO MATURITY ARE AMORTIZED TO MATURITY BASED ON THEIR COST IF ACQUIRED WITHIN 60 DAYS OF MATURITY OR, IF ALREADY HELD ON THE 60TH DAY, BASED ON THE VALUE DETERMINED ON THE 61ST DAY. ASSETS OR LIABILITIES INITIALLY EXPRESSED IN TERMS OF FOREIGN CURRENCIES ARE TRANSLATED INTO U.S. DOLLARS AT THE PREVAILING MARKET RATES AT THE END OF THE REPORTING PERIOD. PURCHASES AND SALES OF SECURITIES AND INCOME AND EXPENSES ARE TRANSLATED INTO U.S. DOLLARS AT THE PREVAILING MARKET RATES ON THE DATES OF SUCH TRANSACTIONS. THE EFFECTS OF CHANGES IN FOREIGN CURRENCY EXCHANGE RATES ON INVESTMENT SECURITIES ARE INCLUDED WITH THE NET REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENT SECURITIES. SECURITIES AND ASSETS FOR WHICH REPRESENTATIVE MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED AT FAIR VALUE AS DETERMINED IN GOOD FAITH BY A COMMITTEE APPOINTED BY THE BOARD OF DIRECTORS.


  AS IS CUSTOMARY IN THE MUTUAL FUND INDUSTRY, SECURITIES TRANSACTIONS ARE ACCOUNTED FOR ON THE DATE THE SECURITIES ARE PURCHASED OR SOLD. REALIZED GAINS AND LOSSES FROM SECURITIES TRANSACTIONS ARE REPORTED ON AN IDENTIFIED COST BASIS. DIVIDEND AND INTEREST INCOME IS REPORTED ON THE ACCRUAL BASIS. DISCOUNTS ON SECURITIES PURCHASED ARE AMORTIZED. THE FUND DOES NOT AMORTIZE PREMIUMS ON SECURITIES PURCHASED. DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS ARE RECORDED ON THE EX-DIVIDEND DATE.


2. IT IS THE FUND'S POLICY TO CONTINUE TO COMPLY WITH THE REQUIREMENTS OF THE INTERNAL REVENUE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND TO DISTRIBUTE ALL OF ITS NET TAXABLE INCOME, INCLUDING ANY NET REALIZED GAIN ON INVESTMENTS, TO ITS SHAREHOLDERS. THEREFORE, NO FEDERAL INCOME TAX PROVISION IS REQUIRED.


 AS OF JUNE 30, 1998, NET UNREALIZED APPRECIATION ON INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES AGGREGATED $18,128,625,000, OF WHICH $18,785,757,000 RELATED TO APPRECIATED SECURITIES AND $657,132,000 RELATED TO DEPRECIATED SECURITIES. DURING THE SIX MONTHS ENDED JUNE 30, 1998, THE FUND REALIZED, ON A TAX BASIS, A NET CAPITAL GAIN OF $2,075,910,000 ON SECURITIES TRANSACTIONS. NET LOSSES RELATED TO NON-U.S. CURRENCY TRANSACTIONS OF $93,000 WERE TREATED AS AN ADJUSTMENT TO ORDINARY INCOME FOR FEDERAL INCOME TAX PURPOSES. THE COST OF PORTFOLIO SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $27,462,192,000 AT JUNE 30, 1998.


3. THE FEE OF $53,741,000 FOR MANAGEMENT SERVICES WAS INCURRED PURSUANT TO AN AGREEMENT WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY (CRMC), WITH WHICH CERTAIN OFFICERS AND DIRECTORS OF THE FUND ARE AFFILIATED. THE INVESTMENT ADVISORY AND SERVICE AGREEMENT PROVIDES FOR MONTHLY FEES, ACCRUED DAILY, BASED ON AN ANNUAL RATE OF 0.39% OF THE FIRST $1 BILLION OF NET ASSETS; 0.336% OF SUCH ASSETS IN EXCESS OF $1 BILLION BUT NOT EXCEEDING $2 BILLION; 0.30% OF SUCH ASSETS IN EXCESS OF $2 BILLION BUT NOT EXCEEDING $3 BILLION; 0.276% OF SUCH ASSETS IN EXCESS OF $3 BILLION BUT NOT EXCEEDING $5 BILLION; 0.258% OF SUCH ASSETS IN EXCESS OF $5 BILLION BUT NOT EXCEEDING $8 BILLION; 0.246% OF SUCH ASSETS IN EXCESS OF $8 BILLION BUT NOT EXCEEDING $13 BILLION; 0.24% OF SUCH ASSETS IN EXCESS OF $13 BILLION BUT NOT EXCEEDING $21 BILLION; 0.235% OF SUCH ASSETS IN EXCESS OF $21 BILLION BUT NOT EXCEEDING $34 BILLION; AND 0.231% OF SUCH ASSETS IN EXCESS OF $34 BILLION.


 PURSUANT TO A PLAN OF DISTRIBUTION, THE FUND MAY EXPEND UP TO 0.25% OF ITS AVERAGE NET ASSETS ANNUALLY FOR ANY ACTIVITIES PRIMARILY INTENDED TO RESULT IN SALES OF FUND SHARES, PROVIDED THE CATEGORIES OF EXPENSES FOR WHICH REIMBURSEMENT IS MADE ARE APPROVED BY THE FUND'S BOARD OF DIRECTORS. FUND EXPENSES UNDER THE PLAN INCLUDE PAYMENTS TO DEALERS TO COMPENSATE THEM FOR THEIR SELLING AND SERVICING EFFORTS. DURING THE SIX MONTHS ENDED JUNE 30, 1998, DISTRIBUTION EXPENSES UNDER THE PLAN WERE $49,181,000. AS OF JUNE 30, 1998, ACCRUED AND UNPAID DISTRIBUTION EXPENSES WERE $7,688,000.


 AMERICAN FUNDS SERVICE COMPANY (AFS), THE TRANSFER AGENT FOR THE FUND, WAS PAID A FEE OF $11,272,000. AMERICAN FUNDS DISTRIBUTORS, INC. (AFD), THE PRINCIPAL UNDERWRITER OF THE FUND'S SHARES, RECEIVED $10,234,000 (AFTER ALLOWANCES TO DEALERS) AS ITS PORTION OF THE SALES CHARGES PAID BY PURCHASERS OF THE FUND'S SHARES. SUCH SALES CHARGES ARE NOT AN EXPENSE OF THE FUND AND, HENCE, ARE NOT REFLECTED IN THE ACCOMPANYING STATEMENT OF OPERATIONS.
 DIRECTORS AND ADVISORY BOARD MEMBERS WHO ARE UNAFFILIATED WITH CRMC MAY ELECT TO DEFER PART OR ALL OF THE FEES EARNED FOR SERVICES AS MEMBERS OF THE BOARD. AMOUNTS DEFERRED ARE NOT FUNDED AND ARE GENERAL UNSECURED LIABILITIES OF THE FUND. AS OF JUNE 30, 1998, AGGREGATE AMOUNTS DEFERRED AND EARNINGS THEREON WERE $711,000.


 CRMC IS OWNED BY THE CAPITAL GROUP COMPANIES, INC. AFS AND AFD ARE BOTH WHOLLY OWNED SUBSIDIARIES OF CRMC. CERTAIN DIRECTORS AND OFFICERS OF THE FUND ARE OR MAY BE CONSIDERED TO BE AFFILIATED WITH CRMC, AFS AND AFD. NO SUCH PERSONS RECEIVED ANY REMUNERATION DIRECTLY FROM THE FUND.


4. OPTION WARRANTS ARE OUTSTANDING, WHICH MAY BE EXERCISED AT ANY TIME FOR THE PURCHASE OF 835,212 SHARES OF THE FUND AT APPROXIMATELY $5.242 PER SHARE. IF ALL WARRANTS HAD BEEN EXERCISED ON JUNE 30, 1998, THE NET ASSETS OF THE FUND WOULD HAVE BEEN $45,604,953,000; THE SHARES OUTSTANDING WOULD HAVE BEEN 1,454,823,000; AND THE NET ASSET VALUE WOULD HAVE BEEN EQUIVALENT TO $31.35 PER SHARE. DURING THE SIX MONTHS ENDED JUNE 30, 1998, 125 WARRANTS WERE EXERCISED FOR THE PURCHASE OF 2,742 SHARES.


5. AS OF JUNE 30, 1998, ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN ON INVESTMENTS AND CURRENCY TRANSACTIONS WAS $2,065,978,000 AND ADDITIONAL PAID-IN CAPITAL WAS $23,628,512,000.


 THE FUND MADE PURCHASES AND SALES OF INVESTMENT SECURITIES, EXCLUDING SHORT-TERM SECURITIES, OF $4,897,503,000 AND $4,433,600,000, RESPECTIVELY, DURING THE SIX MONTHS ENDED JUNE 30, 1998.


 PURSUANT TO THE CUSTODIAN AGREEMENT, THE FUND RECEIVES CREDITS AGAINST ITS CUSTODIAN FEE FOR IMPUTED INTEREST ON CERTAIN BALANCES WITH THE CUSTODIAN BANK. THE CUSTODIAN FEE OF $287,000 INCLUDES $26,000 THAT WAS PAID BY THESE CREDITS RATHER THAN IN CASH.


 DIVIDEND AND INTEREST INCOME IS RECORDED NET OF NON-U.S. TAXES PAID. FOR THE SIX MONTHS ENDED JUNE 30, 1998, SUCH NON-U.S. TAXES WERE $5,483,000. NET REALIZED CURRENCY LOSSES ON DIVIDENDS AND WITHHOLDING TAXES RECLAIMABLE, ON A BOOK BASIS, WERE $93,000 FOR THE SIX MONTHS ENDED JUNE 30, 1998.

                                                                                    Year
Per-Share Data and Ratios                                        Six months        ended
                                                                      ended     December
                                                                    June 30,           31
                                                                    1998 (1)        1997      1996      1995       1994       1993
                                                                  ----------     -------   -------   -------   -------    -------
Net Asset Value, Beginning of
 Period                                                               $28.25      $24.23    $21.61    $17.67    $18.72     $17.89
                                                                  ----------     -------   -------   -------   -------    -------
 Income from Investment
  Operations:
  Net investment income                                                  .24         .51       .49       .52       .51        .54
  Net realized and unrealized
   gain (loss) on investments                                           3.44        6.61      3.66      4.83      (.48)      1.51
                                                                  ----------     -------   -------   -------   -------    -------
   Total income from
 investment operations                                                  3.68        7.12      4.15      5.35       .03       2.05
                                                                  ----------     -------   -------   -------   -------    -------
 Less Distributions:
  Dividends from net investment
 income                                                                 (.24)       (.50)     (.50)     (.50)     (.48)      (.47)
  Distributions from net
 realized gains                                                         (.33)      (2.60)    (1.03)     (.91)     (.60)      (.75)
                                                                  ----------     -------   -------   -------   -------    -------
   Total distributions                                                  (.57)      (3.10)    (1.53)    (1.41)    (1.08)     (1.22)
                                                                  ----------     -------   -------   -------   -------    -------
Net Asset Value, End of Period                                        $31.36      $28.25    $24.23    $21.61    $17.67     $18.72
                                                                  ==========     =======   =======   =======   =======    =======

Total Return (2)                                                  13.12% (3)       29.81%    19.35%    30.63%      .16%     11.62%


Ratios/Supplemental Data:
  Net assets, end of period (in
 millions)                                                            $45,601     $39,718   $30,875   $25,678   $19,280    $19,005
  Ratio of expenses to average
 net assets                                                              .28%        .56%      .59%      .60%      .60%       .59%
  Ratio of net income to average
 net assets                                                         .82% (3)        1.90%     2.17%     2.70%     2.83%      3.03%
  Average commissions paid
 per share (4)                                                        4.67c       4.87c     5.79c     6.16c     5.11c      6.20c
  Portfolio turnover -
 common stocks                                                    11.99% (3)       24.08%    17.46%    20.91%    17.94%     19.57%
  Portfolio turnover -
 investment securities                                            11.40% (3)       26.02%    19.56%    20.37%    31.08%     17.57%


(1) Unaudited
(2) Excludes maximum sales charge of 5.75%.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.
(4) Brokerage commissions paid on portfolio transactions increase the cost of securities purchased or reduce the proceeds of securities sold and are not separately reflected in the fund's statement of operations. Shares traded on a principal basis (without commissions), such as most over-the-counter and fixed-income transactions, are excluded.
 Generally, non-U.S. commissions
 are lower than U.S. commissions when
 expressed as cents per share but higher when expressed as a percentage of transaction amount because of the lower per-share prices of many non-U.S. securities.


RESULT OF ANNUAL MEETING OF SHAREHOLDERS HELD APRIL 28, 1998

Shares Outstanding on March 2, 1998 (record date)                       1,408,059,467

Shares Voting on April 28, 1998                                         902,621,206  (64.1%)



ELECTION OF DIRECTORS

Director                                        Votes For               Percent of        Votes              Shares
                                                                        Shares            Withheld           Withheld
                                                                        Voting For

Charles H. Black                                872,737,876             97%               29,883,330         3%

Ann S. Bowers                                   873,382,722             97                29,238,484         3

Malcolm R. Currie                               873,002,558             97                29,618,648         3

William R. Grimsley                             873,612,544             97                29,008,662         3

Jon B. Lovelace, Jr.                            872,982,254             97                29,638,952         3

John G. McDonald                                873,143,646             97                29,477,560         3

Bailey Morris-Eck                               872,880,106             97                29,741,100         3

Richard G. Newman                               873,052,773             97                29,568,433         3

William C. Newton                               873,370,603             97                29,250,603         3

James W. Ratzlaff                               873,382,988             97                29,238,218         3

Olin C. Robison                                 872,940,445             97                29,680,761         3

R. Michael Shanahan                             873,620,762             97                29,000,444         3

William J. Spencer                              873,312,005             97                29,309,201         3



RATIFICATION OF AUDITORS


                     Votes For         Percent of       Votes Against   Percent of            Abstentions       Percent of
                                       Shares                           Shares                                  Shares
                                       Voting For                       Voting Against                          Abstaining

Price                874,995,697       97.0%            4,134,312       0.5%                  23,491,197        2.5%
Waterhouse llp


[THE AMERICAN FUNDS GROUP(R)]
OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY

333 South Hope Street
Los Angeles, California 90071-1443
135 South State College Boulevard
Brea, California 92821-5804


TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001


COUNSEL
O'Melveny & Myers llp
400 South Hope Street
Los Angeles, California 90071-2899


PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, California 90071-1462


FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE
CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE
COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD
WIDE WEB.


This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.


Printed on recycled paper
Litho in USA BDA/FS/3980
Lit. No. ICA-013-0898
45049/15047
